Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

Note 7: Income taxes

Income tax expense (benefit) consists of the following for the years ended December 31:

	2011	2010	2009
Current tax expense (benefit)
Federal tax benefit	$(21)	$(16)	$(22)
State tax expense (benefit)	200	95	(1)

Current tax expense (benefit)	179	79	(23)
Deferred tax expense (benefit)
Federal tax expense (benefit)	27,290	19,712	(77,260)
State tax expense (benefit)	8,455	4,012	(12,494)

Deferred tax expense (benefit)	35,745	23,724	(89,754)

	$35,924	$23,803	$(89,777)

Income tax expense (benefit) differed from amounts computed by applying the U.S. Federal income tax rate as follows for the years ended December 31:

	00000	00000	00000
	2011	2010	2009
Statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.6%	5.5%	3.6%
Statutory depletion	(0.5)%	(0.7)%	(0.5)%
Valuation allowance	7.3%	—%	—%
Other	0.7%	1.6%	(0.8)%

Effective tax rate	46.1%	41.4%	37.3%

Components of the deferred tax assets and liabilities are as follows at December 31:

	2011	2010
Deferred tax assets related to
Asset retirement obligations	$7,386	$6,238
Accrued expenses, allowance and other	9,755	3,266
Net operating loss carryforwards
Federal	142,920	122,791
State	13,097	10,174
Statutory depletion carryforwards	2,107	2,003
Alternative minimum tax credit carryforwards	308	308

	175,573	144,780
Less valuation allowance	(11,858)	(4,864)

Deferred tax asset	163,715	139,916
Deferred tax liabilities related to
Derivative instruments	(52,698)	(31,462)
Property and equipment	(125,737)	(77,288)
Inventories	(1,458)	(1,018)

Deferred tax liability	(179,893)	(109,768)

Net deferred tax asset (liability)	(16,178)	30,148
Less net current deferred tax asset (liability)	(23,704)	9,531

Long-term deferred tax asset	$7,526	$20,617

Approximately $(28,699) and $9,414 of the current deferred tax asset (liability) at December 31, 2011 and 2010, respectively, relates to our short-term derivative instruments. Additionally, approximately $1,015 and $241 of the current deferred tax asset (liability) relates to asset retirement obligations at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, taxes receivable of $56 and $21, respectively, are included in accounts receivable.

We have federal net operating loss carryforwards of approximately $408,000 at December 31, 2011, significant portions of which will begin to expire in 2018 if unused. At December 31, 2011, we have state net operating loss carryforwards of approximately $330,000, which will begin to expire in 2012. In addition, at December 31, 2011 we had tax percentage depletion carryforwards of approximately $6,000, which are not subject to expiration.

At December 31, 2011, approximately $305,000 of the state net operating loss carryforwards have been reduced by a valuation allowance based on our assessment that it is more likely than not that a portion will not be realized. The increase in the valuation allowance of $6,994 during the year ended December 31, 2011 relates to adjustments to our estimated state net operating loss carryforwards and to our expected realization of such carryforwards.

Realization of our deferred tax assets is dependent upon generating sufficient future taxable income. Although realization is not assured, we believe it is more likely than not that our deferred tax assets will be realized. The amount of our deferred tax assets considered realizable, however, could be reduced in the near-term if estimates of future taxable income are reduced.